Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

The following table shows the amounts of trade and other payables as of June 30, 2018 and 2017:

	06.30.18	06.30.17
Admission rights	589,141	468,323
Rent and service payments received in advance	505,883	380,352
Accrued invoices	340,480	162,980
Trade payables	168,900	133,459
Payments received in advance	77,667	22,115
Tenant deposits	46,690	29,187
Total trade payables	1,728,761	1,196,416
VAT payables	201,279	55,194
Others (*)	102,119	62,911
Withholdings payable	50,793	56,857
Tax payment plans	47,981	16,503
Dividends available to minority shareholders	36,525	125
Other tax payables	21,980	12,367
Other income to be accrued	6,431	6,925
Total other payables	467,108	210,882
Related parties (Note 29)	158,591	104,282
Total trade and other payables	2,354,460	1,511,580
Non-current	483,908	406,598
Current	1,870,552	1,104,982
Total	2,354,460	1,511,580

(*) As of June 30, 2017 includes the Capitalization plan - Ps. 49,525.